Document and Entity Information	3 Months Ended
Mar. 31, 2021
Cover page
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Digital Media Solutions, Inc.
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true
Entity Central Index Key	0001725134